Immaterial Corrections to Prior Period Financial Statements (Statement Of Operations) (Detail) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
(Increase)/decrease to fair value of derivative	$ 54,982	$ (302,524)	$ 1,096,278	$ 192,128	$ 3,849,448	$ 3,546,924	$ 3,536,294	$ 4,121,693
Total other income (expense)	1,662	565,844	421,706	124,523	2,070,942	2,636,785	2,512,988	(3,531,059)
Net (loss)/income	$ (1,253,056)	(772,385)	$ (833,966)	$ (2,409,711)	$ (454,821)	(1,227,206)	$ (2,947,526)	$ (8,142,823)
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
(Increase)/decrease to fair value of derivative		(925,384)				2,924,064
Total other income (expense)		(57,016)				2,013,925
Net (loss)/income		(1,395,245)				(1,850,066)
Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
(Increase)/decrease to fair value of derivative		(622,860)				(622,860)
Total other income (expense)		(622,860)				(622,860)
Net (loss)/income		$ (622,860)				$ (622,860)